Legg Mason Western Asset Variable Money Market Portfolio
Investment objective
The fund seeks to maximize current income consistent with preservation of capital.
Fees and expenses of the fund

The fee table and expense example do not reflect expenses incurred from investing through a separate account or qualified plan and do not reflect variable annuity or life insurance contract charges. If they did, the returns would be lower and the overall fees and expenses would be higher than those shown. Detailed information about the cost of investing in this fund through a separate account or qualified plan is presented in the contract prospectus through which the fund's shares are offered to you.

The accompanying table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder fees (paid directly from your investment) (%)
Shareholder Fees	Legg Mason Western Asset Variable Money Market Portfolio
Maximum sales charge (load) imposed on purchases
Maximum deferred sales charge (load)

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment) (%)
Annual Fund Operating Expenses		Legg Mason Western Asset Variable Money Market Portfolio
Management fees		0.45%
Distribution and service (12b-1) fees		none
Other expenses	[1]	0.81%
Total annual fund operating expenses		1.26%
Fees forgone and/or expenses reimbursed	[2]	(0.01%)
Total annual fund operating expenses after forgoing fees and/or reimbursing expenses		1.25%
[1]	"Other expenses" have been restated to reflect current fees with respect to the fund.
[2]	The manager has agreed to forgo fees and/or reimburse operating expenses (other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses) so that total annual operating expenses for the fund are not expected to exceed 1.25%. This arrangement cannot be terminated prior to December 31, 2012 without the Board of Trustees' consent. Additional amounts may be voluntarily forgone or reimbursed from time to time. The manager is permitted to recapture any such amounts forgone or reimbursed to the fund during the same fiscal year if the fund's total annual operating expenses have fallen to a level below the limit described above.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example does not include expenses incurred from investing through a separate account or qualified plan. If the example included these expenses, the figures shown would be higher. The example assumes:

•	You invest $10,000 in the fund for the time periods indicated

•	Your investment has a 5% return each year and the fund's operating expenses remain the same

•	You reinvest all distributions and dividends without a sales charge

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares ( $)
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Legg Mason Western Asset Variable Money Market Portfolio	127	397	689	1,520

Number of years you own your shares ( $)
Expense Example, No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
Legg Mason Western Asset Variable Money Market Portfolio	127	397	689	1,520

Principal investment strategies

The fund is a money market fund which invests in high quality, U.S. dollar denominated short-term debt securities, primarily obligations of U.S. and non-U.S. financial institutions, commercial paper and U.S. government securities.

The fund may invest in all types of money market instruments, including commercial paper, asset-backed commercial paper and other mortgage- and asset-backed securities, structured investments, repurchase agreements and other short-term debt securities. These instruments may be issued or guaranteed by all types of issuers, including U.S. and foreign private issuers, the U.S. government or any of its agencies or instrumentalities, foreign governments and U.S. states and municipalities. These securities may pay interest at fixed, floating or adjustable rates, or may be purchased at a discount. The fund invests in securities that, at the time of purchase, are rated by one or more rating agencies in the highest short-term rating category (or, with respect to not more than 3% of its total assets, in the second highest category) or, if not rated, are determined by the subadviser to be of equivalent quality.

The fund may invest without limit in bank obligations, such as certificates of deposit, fixed time deposits and banker's acceptances. The fund generally limits its investments in foreign securities to U.S. dollar denominated obligations of issuers, including banks and foreign governments, located in the major industrialized countries, although with respect to bank obligations, the branches of the banks issuing the obligations may be located in The Bahamas or the Cayman Islands.

As a money market fund, the fund tries to maintain a share price of  $1.00, and must follow strict rules as to the credit quality, liquidity, diversification and maturity of its investments. If, after purchase, the credit rating on a security held by the fund is downgraded by one or more rating agencies or the credit quality deteriorates, or if the maturity on a security is extended, the fund's subadviser or the Board of Trustees (the "Board") (where required by applicable regulations) will decide whether the security should be held or sold.

Certain risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at  $1.00 per share, it is possible to lose money by investing in the fund.

Additionally, you should be aware that a very small number of money market funds in other fund complexes have, in the past, "broken the buck," which means that investors did not receive  $1.00 per share for their investment in those funds, and any money market fund may do so in the future. You should also be aware that the fund's manager and its affiliates are under no obligation to provide financial support to the fund or take other measures to ensure that you receive  $1.00 per share for your investment in the fund. You should not invest in the fund with the expectation that any such action will be taken.

There is no assurance that the fund will meet its investment objective.

The fund could underperform other short-term debt instruments or money market funds, or you could lose money, as a result of risks such as:

Market and interest rate risk. There may be changes in interest rates, lack of liquidity or other disruptions in the bond markets or other adverse market events and conditions. The recent financial crisis has had a significant adverse effect on the financial markets. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support could negatively affect the value and liquidity of certain securities. In addition, legislation recently enacted in the U.S. calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be fully known for some time.

Credit risk. An issuer or obligor of a security held by the fund or a counterparty to a financial contract with the fund may default or its credit may be downgraded, or the value of assets underlying a security may decline.

Yield risk. The amount of income received by the fund will go up or down depending on day-to-day variations in short-term interest rates, and when interest rates are very low the fund's expenses could absorb all or a significant portion of the fund's income. If interest rates increase, the fund's yield may not increase proportionately. For example, the fund's manager may discontinue any temporary voluntary fee limitation or recoup expenses previously forgone or reimbursed. In addition, the recent adoption of more stringent regulations governing the management of money market funds could have a negative effect on the fund's yield.

Redemption risk. The fund may experience heavy redemptions, particularly during periods of declining or illiquid markets, that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value and that could affect the fund's ability to maintain a  $1.00 share price. In addition, the fund may suspend redemptions when permitted by applicable regulations.

Risk of increase in expenses. Your actual costs of investing in the fund may be higher than the expenses shown in "Annual fund operating expenses" for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease, or if a fee limitation is changed or terminated.

Structured securities risk. The payment and credit qualities of structured securities derive from their embedded assets, and they may behave in ways not anticipated by the fund, or they may not receive tax, accounting or regulatory treatment anticipated by the fund.

Risks associated with concentration in the banking industry. The fund may invest a significant portion of its assets in obligations that are issued or backed by U.S. and non-U.S. banks, and thus will be more susceptible to negative events affecting the worldwide banking industry.

Foreign securities risk. Foreign securities are subject to a number of additional risks, including nationalization or expropriation of assets, imposition of currency controls or restrictions, confiscatory taxation, political or financial instability and other adverse economic or political developments. Lack of information and less market regulation may also affect the value of these securities.

Portfolio selection risk. The portfolio managers' judgment about the quality, relative yield or value of, or market trends affecting, a particular security or sector, or about interest rates generally, may be incorrect.

These risks are discussed in more detail later in this Prospectus or in the statement of additional information ("SAI").

Performance

The accompanying bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund's performance from year to year. The table shows the average annual total returns of the fund.

The fund's past performance is not necessarily an indication of how the fund will perform in the future.

Fees paid by the separate accounts or qualified plans through which shares of the fund are sold are not reflected in the accompanying chart and table. If they were, the returns would be lower than those shown. Please refer to the separate account prospectus or information provided by your qualified plan for a description of the expenses associated with the account or plan.

Total returns (%) Calendar Years ended December 31

Best quarter (3/31/2001): 1.33 Worst quarter (12/31/2010): 0.00
Average annual total returns (for periods ended December 31, 2010) (%)
Average Annual Total Returns	1 Year	5 Years	10 Years
Legg Mason Western Asset Variable Money Market Portfolio	0.01%	2.46%	2.16%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct 31, 2010
Registrant Name	dei_EntityRegistrantName	LEGG MASON PARTNERS VARIABLE INCOME TRUST
Central Index Key	dei_EntityCentralIndexKey	0000874835
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb 23, 2011
Document Effective Date	dei_DocumentEffectiveDate	Feb 28, 2011
Prospectus Date	rr_ProspectusDate	Feb 28, 2011
Legg Mason Western Asset Variable Money Market Portfolio | Legg Mason Western Asset Variable Money Market Portfolio
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOther
Management fees	rr_ManagementFeesOverAssets	0.45%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.81%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.26%
Fees forgone and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[2]
Total annual fund operating expenses after forgoing fees and/or reimbursing expenses	rr_NetExpensesOverAssets	1.25%
1 Year	rr_ExpenseExampleYear01	127
3 Years	rr_ExpenseExampleYear03	397
5 Years	rr_ExpenseExampleYear05	689
10 Years	rr_ExpenseExampleYear10	1,520
1 Year	rr_ExpenseExampleNoRedemptionYear01	127
3 Years	rr_ExpenseExampleNoRedemptionYear03	397
5 Years	rr_ExpenseExampleNoRedemptionYear05	689
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,520
Annual Return 2001	rr_AnnualReturn2001	3.71%
Annual Return 2002	rr_AnnualReturn2002	1.27%
Annual Return 2003	rr_AnnualReturn2003	0.66%
Annual Return 2004	rr_AnnualReturn2004	0.88%
Annual Return 2005	rr_AnnualReturn2005	2.80%
Annual Return 2006	rr_AnnualReturn2006	4.62%
Annual Return 2007	rr_AnnualReturn2007	4.92%
Annual Return 2008	rr_AnnualReturn2008	2.61%
Annual Return 2009	rr_AnnualReturn2009	0.23%
Annual Return 2010	rr_AnnualReturn2010	0.01%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.33%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
1 Year	rr_AverageAnnualReturnYear01	0.01%
5 Years	rr_AverageAnnualReturnYear05	2.46%
10 Years	rr_AverageAnnualReturnYear10	2.16%
Legg Mason Western Asset Variable Money Market Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Legg Mason Western Asset Variable Money Market Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks to maximize current income consistent with preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses of the fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The fee table and expense example do not reflect expenses incurred from investing through a separate account or qualified plan and do not reflect variable annuity or life insurance contract charges. If they did, the returns would be lower and the overall fees and expenses would be higher than those shown. Detailed information about the cost of investing in this fund through a separate account or qualified plan is presented in the contract prospectus through which the fund's shares are offered to you.

The accompanying table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (paid directly from your investment) (%)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment) (%)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2012
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	"Other expenses" have been restated to reflect current fees with respect to the fund
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example does not include expenses incurred from investing through a separate account or qualified plan. If the example included these expenses, the figures shown would be higher. The example assumes:

•	You invest $10,000 in the fund for the time periods indicated

•	Your investment has a 5% return each year and the fund's operating expenses remain the same

•	You reinvest all distributions and dividends without a sales charge

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Number of years you own your shares ( $)
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Number of years you own your shares ( $)
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund is a money market fund which invests in high quality, U.S. dollar denominated short-term debt securities, primarily obligations of U.S. and non-U.S. financial institutions, commercial paper and U.S. government securities.

The fund may invest in all types of money market instruments, including commercial paper, asset-backed commercial paper and other mortgage- and asset-backed securities, structured investments, repurchase agreements and other short-term debt securities. These instruments may be issued or guaranteed by all types of issuers, including U.S. and foreign private issuers, the U.S. government or any of its agencies or instrumentalities, foreign governments and U.S. states and municipalities. These securities may pay interest at fixed, floating or adjustable rates, or may be purchased at a discount. The fund invests in securities that, at the time of purchase, are rated by one or more rating agencies in the highest short-term rating category (or, with respect to not more than 3% of its total assets, in the second highest category) or, if not rated, are determined by the subadviser to be of equivalent quality.

The fund may invest without limit in bank obligations, such as certificates of deposit, fixed time deposits and banker's acceptances. The fund generally limits its investments in foreign securities to U.S. dollar denominated obligations of issuers, including banks and foreign governments, located in the major industrialized countries, although with respect to bank obligations, the branches of the banks issuing the obligations may be located in The Bahamas or the Cayman Islands.

As a money market fund, the fund tries to maintain a share price of  $1.00, and must follow strict rules as to the credit quality, liquidity, diversification and maturity of its investments. If, after purchase, the credit rating on a security held by the fund is downgraded by one or more rating agencies or the credit quality deteriorates, or if the maturity on a security is extended, the fund's subadviser or the Board of Trustees (the "Board") (where required by applicable regulations) will decide whether the security should be held or sold.

Risk [Heading]	rr_RiskHeading	Certain risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at  $1.00 per share, it is possible to lose money by investing in the fund.

Additionally, you should be aware that a very small number of money market funds in other fund complexes have, in the past, "broken the buck," which means that investors did not receive  $1.00 per share for their investment in those funds, and any money market fund may do so in the future. You should also be aware that the fund's manager and its affiliates are under no obligation to provide financial support to the fund or take other measures to ensure that you receive  $1.00 per share for your investment in the fund. You should not invest in the fund with the expectation that any such action will be taken.

There is no assurance that the fund will meet its investment objective.

The fund could underperform other short-term debt instruments or money market funds, or you could lose money, as a result of risks such as:

Market and interest rate risk. There may be changes in interest rates, lack of liquidity or other disruptions in the bond markets or other adverse market events and conditions. The recent financial crisis has had a significant adverse effect on the financial markets. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support could negatively affect the value and liquidity of certain securities. In addition, legislation recently enacted in the U.S. calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be fully known for some time.

Credit risk. An issuer or obligor of a security held by the fund or a counterparty to a financial contract with the fund may default or its credit may be downgraded, or the value of assets underlying a security may decline.

Yield risk. The amount of income received by the fund will go up or down depending on day-to-day variations in short-term interest rates, and when interest rates are very low the fund's expenses could absorb all or a significant portion of the fund's income. If interest rates increase, the fund's yield may not increase proportionately. For example, the fund's manager may discontinue any temporary voluntary fee limitation or recoup expenses previously forgone or reimbursed. In addition, the recent adoption of more stringent regulations governing the management of money market funds could have a negative effect on the fund's yield.

Redemption risk. The fund may experience heavy redemptions, particularly during periods of declining or illiquid markets, that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value and that could affect the fund's ability to maintain a  $1.00 share price. In addition, the fund may suspend redemptions when permitted by applicable regulations.

Risk of increase in expenses. Your actual costs of investing in the fund may be higher than the expenses shown in "Annual fund operating expenses" for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease, or if a fee limitation is changed or terminated.

Structured securities risk. The payment and credit qualities of structured securities derive from their embedded assets, and they may behave in ways not anticipated by the fund, or they may not receive tax, accounting or regulatory treatment anticipated by the fund.

Risks associated with concentration in the banking industry. The fund may invest a significant portion of its assets in obligations that are issued or backed by U.S. and non-U.S. banks, and thus will be more susceptible to negative events affecting the worldwide banking industry.

Foreign securities risk. Foreign securities are subject to a number of additional risks, including nationalization or expropriation of assets, imposition of currency controls or restrictions, confiscatory taxation, political or financial instability and other adverse economic or political developments. Lack of information and less market regulation may also affect the value of these securities.

Portfolio selection risk. The portfolio managers' judgment about the quality, relative yield or value of, or market trends affecting, a particular security or sector, or about interest rates generally, may be incorrect.

These risks are discussed in more detail later in this Prospectus or in the statement of additional information ("SAI").

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund could underperform other short-term debt instruments or money market funds, or you could lose money, as a result of risks such as:
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund

Additionally, you should be aware that a very small number of money market funds in other fund complexes have, in the past, "broken the buck," which means that investors did not receive  $1.00 per share for their investment in those funds, and any money market fund may do so in the future. You should also be aware that the fund's manager and its affiliates are under no obligation to provide financial support to the fund or take other measures to ensure that you receive  $1.00 per share for your investment in the fund. You should not invest in the fund with the expectation that any such action will be taken.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The accompanying bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund's performance from year to year. The table shows the average annual total returns of the fund.

The fund's past performance is not necessarily an indication of how the fund will perform in the future.

Fees paid by the separate accounts or qualified plans through which shares of the fund are sold are not reflected in the accompanying chart and table. If they were, the returns would be lower than those shown. Please refer to the separate account prospectus or information provided by your qualified plan for a description of the expenses associated with the account or plan.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows changes in the fund's performance from year to year.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total returns (%) Calendar Years ended December 31
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Fees paid by the separate accounts or qualified plans through which shares of the fund are sold are not reflected in the accompanying chart and table. If they were, the returns would be lower than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter (3/31/2001): 1.33 Worst quarter (12/31/2010): 0.00
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (for periods ended December 31, 2010) (%)

[1]	"Other expenses" have been restated to reflect current fees with respect to the fund.
[2]	The manager has agreed to forgo fees and/or reimburse operating expenses (other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses) so that total annual operating expenses for the fund are not expected to exceed 1.25%. This arrangement cannot be terminated prior to December 31, 2012 without the Board of Trustees' consent. Additional amounts may be voluntarily forgone or reimbursed from time to time. The manager is permitted to recapture any such amounts forgone or reimbursed to the fund during the same fiscal year if the fund's total annual operating expenses have fallen to a level below the limit described above.